New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: (914) 846-3178 E-Mail: Haroula_KordolemisBallas@newyorklife.com www.newyorklife.com
Haroula Ballas Associate General Counsel
VIA EDGAR
July 13, 2023
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation (“NYLIAC”)
Variable Annuity Separate Account-III (“Registrant”)
Post-Effective Amendment to Form N-4 Registration Statement
File Nos. 333-228039 and 811-08904
Dear Mr. Rosenberg:
Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is Post-Effective Amendment No. 5 (the “Amendment”) to the registration statement on Form N-4 (File No. 333-228039) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 252 to the registration statement on the same form N-4 under the Investment Company Act of 1940 (the “1940 Act”). Units of interest of NYLIAC Variable Annuity Separate Account – III are offered through variable annuity contracts marketed under the name New York Life Premier Variable Annuity - P Series (the "Contract").
Purpose of Amendment
This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to:
1.
Revise the prospectus to reflect an adjustment to the Death Benefit under the Investment Preservation Rider for new business.
2.
Update the Rate Sheet Prospectus Supplement.
3.
Make other non-material changes.
Also included is an initial summary prospectus (ISP) for the Contract as Exhibit O to the Amendment. Registrant represents that the Amendment effects no other material changes to the Registration Statement.
Timetable for Effectiveness
We request that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on September 11, 2023. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to: (1) consolidate the changes contained in the Amendment with other non-material changes to the Registration Statement and the prospectus and statement of additional information contained therein; and (2) add financial statements, such that the Amendment will go effective on September 18.
Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (914) 846-3178 or at Haroula_KordolemisBallas@newyorklife.com.
Very truly yours,
/s/ Haroula Ballas Haroula Ballas Associate General Counsel
cc: Thankam Varghese